Average Annual Total Returns - Cohen & Steers Institutional Realty Shares	May 01, 2021
LinkedBenchmark [Member]
Average Annual Return:
1 Year	(5.12%)
5 Years	5.71%
10 Years	8.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Cohen & Steers Institutional Realty Shares
Average Annual Return:
1 Year	(2.57%)
5 Years	7.20%
10 Years	9.47%
Cohen & Steers Institutional Realty Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(3.99%)
5 Years	4.75%
10 Years	7.09%
Cohen & Steers Institutional Realty Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.10%)
5 Years	4.97%
10 Years	6.90%